Financial (Income) Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Financial Income Expenses

	Year ended December 31
	2017	2016	2015
		U.S. dollars in thousands
Financial income:
Interest from deposits	$335	$263	$100
Exchange differences	209	22	—

	544	285	100

Financial expenses:
Bank fees	27	12	16
Exchange differences	—	—	101

	27	12	117

TOTAL FINANCIAL (INCOME) EXPENSES, net	$(517)	$(273)	$17